Subscription warrants - indemnification - Additional information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2020	Feb. 24, 2021	Aug. 12, 2020	Feb. 19, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Subscription warrants shares issued	7
Maximum number of shares to be issued - subscription warrants	6,411,244
Number of shares canceled and not issued which linked to subscription warrants – indemnification	574,648
Subscription warrants, shares	3,641,075
Maximum number of shares available for issue - subscription warrants		3,641,075
Subscription warrants - indemnification		R$ 86,439				R$ 130,657
Rights outstanding			70,939	86,978	2,108,542
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding		2,195,520	70,939